Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Right-of-use assets
Right-of-use assets

	2020		2019
	£	’000	£	’000
Balance at 1 January		36,578		-
Effect of adopting new accounting standards		(31)		44,984
Additions		453		897
Remeasurements		(2,269)		(6,849)
Derecognition		(9,108)		-
Depreciation charge for the year		(2,530)		(2,454)
		23,093		36,578

Maturity analysis-contractual undiscounted cash flows
Maturity analysis – contractual undiscounted cash flows

	2020 £’000	2019 £’000
Less than one year	3,560	4,469
One to five years	9,607	16,834
More than five years	32,600	45,288
Total undiscounted lease liabilities	45,767	66,591

Leases amounts recognized in financial statements
Lease liabilities included in the Consolidated Statements of Financial Position

	2020 £’000	2019 £’000
Current	2,043	1,951
Non-current	25,190	38,299
Total lease liabilities	27,233	40,250

Amounts recognized in the Consolidated Statements of Loss

	2020 £’000	2019 £’000
Interest on lease liabilities	2,401	2,947
Expenses relating to short-term leases	296	486
Expenses relating to leases of low-value assets	19	33
Interest on investment in sub-lease	(38)	(9)

Amounts recognized in the Consolidated Statement of Cash Flows	2020 £’000s	2019 £’000
Total cash outflow for leases	4,426	4,036

Operating lease rentals payable
Future minimum rentals payable under non-cancellable operating leases as at December 31, are, as follows:

	2020 £’000	2019 £000’s	2018 £’000’s
Within one year	-	73	4,329
After one year but not more than five years	-	-	16,566
More than five years	-	-	60,691
	-	73	81,586

Lease income
Lease income	2020 £’000	2019 £’000
Operating lease income	460	185
Finance lease income on the net investment in the lease	38	9

Maturity analysis undiscounted finance lease income
Maturity analysis – undiscounted finance lease income

	2020 £’000	2019 £’000
Less than one year	720	318
One to two years	96	300
Two to three years	-	12
Three to four years	-	-
Four to five years	-	-
More than five years	-	-
Total undiscounted finance lease income	816	630
Unearned finance income	(40)	(39)
Net investment in the lease	776	591

Maturity analysis of undiscounted operating lease income
Maturity analysis – undiscounted operating lease income

	2020 £’000	2019 £’000	2018 £’000
Less than one year	-	96	176
One to two years	-	50	11
Two to three years	-	12	11
Three to four years	-	-	11
Four to five years	-	-	11
More than five years	-	-	-
Total undiscounted operating lease income	-	158	220